Consolidated Statements of Comprehensive Income (Parenthetical)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement of Comprehensive Income [Abstract]
Fair value fluctuation of available-for-sale investment, net of tax
Fair value fluctuation of available-for-sale investment held by affiliates, net of tax